Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Loss	The changes in accumulated other comprehensive loss ("AOCI"), net of tax, for the years ended December 31, 2023, 2022 and 2021, were as follows:

(in thousands)	Foreign Currency Translation	Unrealized (gains) losses on hedging activities	Total
Balance at December 31, 2020	$(24,694)	$(12,513)	$(37,207)
Other comprehensive loss before reclassifications	(880)	(2,985)	(3,865)
Reclassifications from AOCI to income (a)	—	12,001	12,001
Balance at December 31, 2021	(25,574)	(3,497)	(29,071)
Other comprehensive loss before reclassifications	(44,548)	(1,033)	(45,581)
Reclassifications from AOCI to income (a)	—	4,530	4,530
Balance at December 31, 2022	(70,122)	—	(70,122)
Other comprehensive income before reclassifications	14,091	14,813	28,904
Reclassifications from AOCI to income (a)	—	(11,550)	(11,550)
Balance at December 31, 2023	$(56,031)	$3,263	$(52,768)
(a) For the years ended December 31, 2023, 2022 and 2021, $(11.6) million, $4.5 million and $12.0 million, respectively, was reclassified from AOCI into the consolidated statements of operations within interest expense related to the interest rate swaps discussed in Note 14. For the years ended December 31, 2023, 2022 and 2021, the Company recorded tax benefits of $2.9 million, $1.1 million and $3.0 million, respectively, associated with this reclassification.